Non-controlling interests - Schedule Of Non-controlling Interest (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Noncontrolling Interest [Line Items]
Beginning balance	¥ 888,055
Net loss attributable to non-controlling interests	11,801	$ 1,852	¥ 12,399	¥ (30,399)
Acquisition of additional equity interests in subsidiaries	(15,082)		(41,167)	(26,897)
Dividend distribution to non-controlling interests holders	(18,083)		(12,496)
Disposal of a subsidiary			(2,463)
Capital contribution from non-controlling interests shareholders	461,148		185,131	107,950
Non-controlling interests arising from the acquisition			346,647	314,537
Ending balance	1,195,418	$ 187,587	888,055
Non-controlling interests
Noncontrolling Interest [Line Items]
Beginning balance	888,055		422,541
Net loss attributable to non-controlling interests	11,801		12,399
Acquisition of additional equity interests in subsidiaries	2,968		(19,853)	(16,400)
Dividend distribution to non-controlling interests holders	(18,083)		(12,496)
Disposal of a subsidiary			(2,463)
Dilution on non-controlling interests due to the Company's contribution to its subsidiary			(703)
Capital contribution from non-controlling interests shareholders	310,677		141,983	107,950
Non-controlling interests arising from the acquisition			346,647	314,537
Ending balance	¥ 1,195,418		¥ 888,055	¥ 422,541